Bank Borrowings - Schedule of Aggregate Maturities (Details) - CNY (¥)	Dec. 31, 2025	Dec. 31, 2024
Long-Term Debt, Unclassified [Abstract]
2026	¥ 549,012
2027	548,179
2028	548,178
2029	537,034
2030	395,166
2031 and thereafter	1,848,361
Total	¥ 4,425,930	¥ 5,256,098